Leases - Summary of Minimum Future Payments of Leases (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	$ 1,126,839	$ 2,662,757
From 1 to 5 years	21,929,896	38,279,009
More than 5 years	9,342,044	10,251,709
TOTAL	32,398,779	$ 51,193,475
Leases in U.S. dollars
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	852,573
From 1 to 5 years	18,392,659
More than 5 years	9,342,044
Leases in local currency
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	274,266
From 1 to 5 years	3,537,237
More than 5 years	$ 0